As filed with the Securities and Exchange Commission on November 27, 2000

                                              Registration No.  333-47402

                  U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                 FORM N-14

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            ---------------------------

      Pre-Effective Amendment No.       X Post-Effective Amendment No. 1
    --                            --    --                            --
                          (Check appropriate box or boxes)

                            ---------------------------

                            LIBERTY FUNDS TRUST IV *
                (Exact Name of Registrant as Specified in Charter)

                                  617-426-3750

                        (Area Code and Telephone Number)

                   ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111
                     (Address of Principal Executive Offices)

                                WILLIAM J. BALLOU
                             Liberty Funds Group LLC

                              One Financial Center

                           Boston, Massachusetts 02111

                     (Name and Address of Agent for Service)

                          ---------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                            -------------------------

It is proposed that this filing will become effective on December 27, 2000 pursuant to Rule 488.

                            -------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to shares previously registered on the aforesaid Registration Statement.

*On behalf of its Liberty Tax-Exempt Fund series.

     This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-47402) of Liberty Funds Trust IV, which was filed with the Securities and Exchange Commission on October 5, 2000 (the "Registration Statement"), hereby incorporates by reference Part A (Prospectus/Proxy Statement) and Part B (Statement of Additional Information) of the Registration Statement.

Part C.    OTHER INFORMATION
           -----------------

Item 15.   Indemnification

Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of the Registrant's Trustees and officers. The effect of the relevant section of Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, is to provide indemnification for each of the Registrant's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Registrant, and except that no Trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such Trustee or officer shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.   Exhibits

      (1)(a)     Amendment No. 4 to the Agreement and Declaration of Trust (2)

      (1)(b)     Amendment No. 5 to the Agreement and Declaration of Trust (3)

      (2)        By-Laws as Amended (4/1/99) (3)

      (3)        Not Applicable

      (4)(a) Form of Agreement and Plan of Reorganization between Liberty Oregon Tax-Free Fund and Liberty Tax-Exempt Fund (6)

      (4)(b) Form of Agreement and Plan of Reorganization between Liberty Florida Tax-Exempt Fund and Liberty Tax-Exempt Fund (6)

      (4)(c) Form of Agreement and Plan of Reorganization between Liberty Michigan Tax-Exempt Fund and Liberty Tax-Exempt Fund (6)

      (4)(d) Form of Agreement and Plan of Reorganization between Liberty Minnesota Tax-Exempt Fund and Liberty Tax-Exempt Fund (6)

      (4)(e) Form of Agreement and Plan of Reorganization between Liberty North Carolina Tax-Exempt Fund and Liberty Tax-Exempt Fund (6)

      (5)        Article III, Section 4, Article V, Section 1, Article VIII
                 Section 4 and Article IX Sections 1 and 7 of the Agreement and Declaration of Trust, as amended, and Sections 2.1, 2.3 and
                 2.5 of the By-Laws, as amended, each define the rights of shareholders

      (6)(a) Form of Management Agreement between Liberty Funds Trust IV on behalf of Liberty Tax-Exempt Fund (formerly Colonial Tax-Exempt
                 Fund) and Colonial Management Associates, Inc.(1)

      (6)(b) Form of Amendment No. 2 to Management Agreement between Liberty Funds Trust IV on behalf of Liberty Tax-Exempt Fund (formerly Colonial Tax-Exempt Fund) and Colonial Management Associates, Inc.(1)

      (7)(a) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C,
                 Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

      (7)(b) Appendix I to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (7)(c)     Form of Selling  Agreement - filed as Exhibit 6.(b) in Part C,
                 Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

      (7)(d) Form of Asset Retention Agreement - filed as Exhibit 6.(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

      (8) Discussion of trustee compensation is incorporated by reference from the second paragraph under the sub-caption "Trustee Compensation" in the Proxy/Prospectus filed herewith.

      (9)(a) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. to Part C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N1-A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

      (9)(b) Amendment No. 13 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C,
                 Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about
                 July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (10)(a)    Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C,
                 Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (10)(b) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

      (10)(c) Appendix I to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (10)(d) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (o) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (11)(a) Opinion and Consent of Counsel of Ropes & Gray (Liberty Oregon Tax-Free Fund) (6)

      (11)(b) Opinion and Consent of Counsel of Ropes & Gray (Liberty Florida Tax-Exempt Fund) (6)

      (11)(c) Opinion and Consent of Counsel of Ropes & Gray (Liberty Michigan Tax-Exempt Fund) (6)

      (11)(d) Opinion and Consent of Counsel of Ropes & Gray (Liberty Minnesota Tax-Exempt Fund) (6)

      (11)(e) Opinion and Consent of Counsel of Ropes & Gray (Liberty North Carolina Tax-Exempt Fund) (6)

      (12)(a) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Oregon Tax-Free Fund (6)

      (12)(b) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Florida Tax-Exempt Fund (6)

      (12)(c) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Michigan Tax-Exempt Fund (6)

      (12)(d) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty Minnesota Tax-Exempt Fund (6)

      (12)(e) Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray with respect to the Acquisition of Liberty North Carolina Tax-Exempt Fund (6)

      (13)       Not Applicable

      (14)(a)    Consent of Independent Accountants (PWC)

      (14)(b)    Consent of Independent Auditors (E&Y)

      (14)(c)    Consent of Independent Accountants (KPMG)

      (15)       Not Applicable

      (16)(a) Power of Attorney for: Tom Bleasdale, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel and Anne-Lee Verville - filed with Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

      (16)(b)    Power of Attorney for Joseph R. Palombo - filed with Part C,
                 Item 23 of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 31, 2000 and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(a)    Amended  and  Restated  Shareholders'   Servicing  and
                 Transfer Agent Agreement as amended - filed as Exhibit 9(b) to Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(b) Amendment No. 18 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about May 17, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(c) Amendment No. 23 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(d) Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment
                 No. 10 to the  Registration  Statement of Form N-1A of
                 Liberty  Funds  Trust  VI  (File  Nos.   33-45117  and
                 811-6529) Filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(e) Amendment to Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 & 811-2214), filed with the Commission on or about July 19, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(f) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made part of this Registration Statement

      (17)(g) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

      (17)(h) Code of Ethics of The Liberty Funds, Colonial Management Associates, Inc. and Liberty Funds Distributor, Inc. - filed in Part C, Item 23 of Post-Effective Amendment No. 27 to the Registration Statement of Liberty Funds Trust V, (File Nos. 33-12109 and 811-5030), filed with the Commission on or about August 31, 2000, and is hereby incorporated and made a part of this Registration Statement

      (17)(i)    Form of Proxy Card and Proxy Insert (Oregon Fund)(6)

      (17)(j)    Form of Proxy Card and Proxy Insert (Florida Fund)(6)

      (17)(k)    Form of Proxy Card and Proxy Insert (Michigan Fund)(6)

      (17)(l)    Form of Proxy Card and Proxy Insert (Minnesota Fund)(6)

      (17)(m)    Form of Proxy Card and Proxy Insert (North Carolina)(6)

      (17)(n) The following documents, each filed via EDGAR and listed with their filing accession number, are incorporated by reference into the Proxy/Prospectus and the Statement of Additional Information for the funds referenced below:

o    The   Prospectus   of   the   National Fund   dated   April   1,   2000  -
     0000883163-00-000022

o    As supplemented on August 18, 2000 - 0000021832-00-000181

o    As supplemented on October 23, 2000 - 0000021832-00-000279

o    As supplemented on October 26, 2000 - 0000021832-00-000322

o    The  Prospectus  of  each of the  Florida  Fund,  the  Michigan  Fund,  the
     Minnesota   Fund  and  the  North  Carolina  Fund  dated  June  1,  2000  -
     0000021832-00-000096

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on September 12, 2000 - 0000021832-00-000230

o    As supplemented on October 23, 2000 - 0000021832-00-000279

o    As supplemented on October 26, 2000 - 0000021832-00-000322

o    The   Prospectus   of   the   Oregon   Fund   dated   March   1,   2000   -
     0000276716-00-000014

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on and August 1, 2000 - 0000883163-00-000069

o    As supplemented on October 23, 2000 - 0000021832-00-000279

o    As supplemented on October 26, 2000 - 0000021832-00-000322

o The Statement of Additional Information of each of the Florida Fund, the Michigan Fund, the Minnesota Fund and the North Carolina Fund dated June 1, 2000 - 0000021832-00-000096

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o    As supplemented on October 23, 2000 - 0000021832-00-000279

o The Statement of Additional Information of the Oregon Fund dated March 1, 2000 - 0000276716-00-000014

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 21, 2000 - 0000021832-00-000188

o    As supplemented on October 23, 2000 - 0000021832-00-000279

o The Statement of Additional Information of the National Fund dated April 1, 2000 - 0000883163-00-000022

o    As supplemented on June 23, 2000 - 0000021832-00-000114

o    As supplemented on August 18, 2000 - 0000021832-00-000181

o    As supplemented on October 23, 2000 - 0000021832-00-000279

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Florida Fund dated January 31, 2000 - 0000950135-00-001940

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Michigan Fund dated January 31, 2000 - 0000950135-00-001965

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Minnesota Fund dated January 31, 2000 - 0000950156-00-000217

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the North Carolina Fund dated January 31, 2000 - 0000950135-00-001939

o The financial statements included in the Semi-Annual Report to Shareholders of the Florida Fund dated July 31, 2000 - 0000950135-00-005258

o The financial statements included in the Semi-Annual Report to Shareholders of the Michigan Fund dated July 31, 2000 - 0000950135-00-005255

o The financial statements included in the Semi-Annual Report to Shareholders of the Minnesota Fund dated July 31, 2000 - 0000950156-00-00049

o The financial statements included in the Semi-Annual Report to Shareholders of the North Carolina Fund dated July 31, 2000 - 0000950135-00-005259

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Oregon Fund dated October 31, 1999
     - 0000950146-00-000038

o The financial statements included in the Oregon Fund's Semi-Annual Report to Shareholders dated April 30, 2000 - 0000950135-00-003559

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the National Fund dated November 30, 1999 - 0000950156-00-000051

o The financial statements included in the National Fund's Semi-Annual Report to Shareholders dated May 31, 2000 - 0001005477-00-006915

o The Statement of Additional Information of the National Fund dated November 17, 2000 relating to the Acquisitions.

-------------------------------------

(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 42 on Form N-1A, filed with the Securities and Exchange Commission on March 22, 1996.

(2) Incorporated by reference to the Registrant's Post-Effective Amendment No. 46 on Form N-1A, filed with the Securities and Exchange Commission on July 31, 1997.

(3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 54 on Form N-1A, filed with the Securities and Exchange Commission on May 26, 1999.

(4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 58 on Form N-1A, filed with the Securities and Exchange Commission on February 18, 2000.

(5) Incorporated by reference to the Registrant's Post-Effective Amendment No. 59 on Form N-1A, filed with the Securities and Exchange Commission on March 17, 2000.

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on or about October 5, 2000.

Item 17.   Undertakings

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of Liberty Funds Trust IV (Trust), as amended, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by officers of the Trust as officers and by its Trustees as trustees and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property of Liberty Funds Trust IV.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts, on the 27th day of November, 2000.

                                                 LIBERTY FUNDS TRUST IV

                                                      By:/s/STEPHEN E. GIBSON
                                             ---------------------------------
                                                       Stephen E. Gibson
                                                       President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                         TITLE                            DATE
---------                         -----                            ----



/s/STEPHEN E. GIBSON           President (chief              November 27, 2000
-----------------              executive officer)
Stephen E. Gibson



/s/JOSEPH R. PALOMBO   Principal Accounting Officer and
-----------------      Principal Financial Officer           November 27, 2000
Joseph R. Palombo

/s/TOM BLEASDALE*             Trustee
------------------
   Tom Bleasdale

/s/LORA S. COLLINS*           Trustee
-------------------
   Lora S. Collins

/s/JAMES E. GRINNELL*         Trustee
---------------------
   James E. Grinnell

/s/RICHARD W. LOWRY*          Trustee
--------------------
   Richard W. Lowry

/s/SALVATORE MACERA*          Trustee
--------------------
   Salvatore Macera

                                                         */s/ WILLIAM J. BALLOU
                                                         ----------------------
                                                             William J. Ballou
/s/WILLIAM E. MAYER*          Trustee                         Attorney-in-fact
--------------------
   William E. Mayer                                          For each Trustee
                                                              November 27, 2000


/s/JAMES L. MOODY, JR. *      Trustee
------------------------
   James L. Moody, Jr.



/s/JOHN J. NEUHAUSER*         Trustee
---------------------
   John J. Neuhauser

/s/JOSEPH R. PALOMBO*         Trustee
---------------------
   Joseph R. Palombo

/s/THOMAS E. STITZEL*         Trustee
---------------------
   Thomas E. Stitzel

/s/ANNE-LEE VERVILLE*         Trustee
---------------------
   Anne-Lee Verville

                                  EXHIBIT INDEX

Exhibit

(14)(a)        Consent of Independent Accountants (PWC)

(14)(b)        Consent of Independent Auditors (E&Y)

(14)(c)        Consent of Independent Accountants (KPMG)